BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Related Party Balances Per the Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Trade receivables and prepaid expenses	$ 745	$ 5,255
Trade payables and accrued expenses	$ 1,968	$ 476